Cash - Schedule of Cash (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand
Cash in banks	13,567	1,578,828
Total cash	$ 13,567	$ 1,578,828	$ 27,165,262